Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Financial Data For Continuing Operations For The Corporation's Reportable Business Segments

  years ended December 31

    (add 000)

Total revenues	2011	2010	2009
Mideast Group	$494,494	$485,436	$466,986
Southeast Group	242,580	271,533	274,734
West Group	757,626	702,736	671,685
Total Aggregates Business	1,494,700	1,459,705	1,413,405
Specialty Products	219,123	193,180	159,911
Total	$1,713,823	$1,652,885	$1,573,316

Net sales
Mideast Group	$454,029	$450,048	$438,444
Southeast Group	224,728	243,706	253,849
West Group	640,629	605,617	583,656
Total Aggregates Business	1,319,386	1,299,371	1,275,949
Specialty Products	200,575	176,346	143,719
Total	$1,519,961	$1,475,717	$1,419,668

Gross profit
Mideast Group	$124,132	$133,187	$139,004
Southeast Group	1,082	22,740	37,141
West Group	104,786	108,408	113,468
Total Aggregates Business	230,000	264,335	289,613
Specialty Products	75,405	61,685	45,584
Corporate	(3,390)	(4,294)	(3,630)
Total	$302,015	$321,726	$331,567

Selling, general and administrative expenses
Mideast Group	$42,471	$41,710	$44,200
Southeast Group	22,165	22,912	23,396
West Group	43,878	42,862	41,983
Total Aggregates Business	108,514	107,484	109,579
Specialty Products	9,197	11,046	9,446
Corporate	6,427	11,892	16,856
Total	$124,138	$130,422	$135,881

Earnings (Loss) from operations
Mideast Group	$85,049	$93,956	$95,110
Southeast Group	(21,209)	(771)	13,486
West Group	63,629	75,405	63,760
Total Aggregates Business	127,469	168,590	172,356
Specialty Products	66,305	50,578	35,734
Corporate	(32,752)	(20,786)	(25,178)
Total	$161,022	$198,382	$182,912

Assets employed
Mideast Group	$792,483	$800,888	$803,438
Southeast Group	626,538	797,536	776,543
West Group	1,390,094	1,102,970	1,088,365
Total Aggregates Business	2,809,115	2,701,394	2,668,346
Specialty Products	120,305	102,103	102,405
Corporate	218,402	271,246	468,532
Total	$3,147,822	$3,074,743	$3,239,283

Depreciation, depletion and amortization
Mideast Group	$51,151	$54,943	$56,138
Southeast Group	46,607	52,203	48,954
West Group	59,419	56,705	55,176
Total Aggregates Business	157,177	163,851	160,268
Specialty Products	7,075	8,385	7,518
Corporate	9,155	9,301	11,605
Total	$173,407	$181,537	$179,391

years ended December 31 (add 000) Total property additions	2011	2010	2009
Mideast Group	$39,504	$50,869	$39,761
Southeast Group	29,531	54,138	37,355
West Group	243,195	58,819	92,156
Total Aggregates Business	312,230	163,826	169,272
Specialty Products	21,983	6,431	10,766
Corporate	6,340	1,823	5,450
Total	$340,553	$172,080	$185,488

Property additions through acquisitions
Mideast Group	$--	$12,912	$--
Southeast Group	--	20,902	--
West Group	40,229	--	46,133
Total Aggregates Business	40,229	33,814	46,133
Specialty Products	--	--	--
Corporate	--	--	--
Total	$40,229	$33,814	$46,133

Net Sales By Product Line

Total revenues	2011	2010	2009
Aggregates	$1,368,585	$1,359,694	$1,308,410
Asphalt	63,942	51,055	57,923
Ready Mixed Concrete	33,097	25,067	26,296
Road Paving	25,369	17,775	13,483
Other	3,707	6,114	7,293
Total Aggregates Business	1,494,700	1,459,705	1,413,405
Magnesia-Based Chemicals	158,254	132,890	109,685
Dolomitic Lime	59,496	58,630	48,571
Other	1,373	1,660	1,655
Specialty Products	219,123	193,180	159,911
Total	$1,713,823	$1,652,885	$1,573,316

Net sales
Aggregates	$1,213,153	$1,218,133	$1,192,108
Asphalt	47,315	37,917	43,226
Ready Mixed Concrete	33,018	25,031	26,250
Road Paving	25,369	17,775	13,483
Other	531	515	882
Total Aggregates Business	1,319,386	1,299,371	1,275,949
Magnesia-Based Chemicals	142,620	120,475	98,643
Dolomitic Lime	56,582	54,212	43,421
Other	1,373	1,659	1,655
Specialty Products	200,575	176,346	143,719
Total	$1,519,961	$1,475,717	$1,419,668

Domestic And Foreign Total Revenues

(add 000)	2011	2010	2009
Domestic	$1,672,077	$1,618,794	$1,537,319
Foreign	41,746	34,091	35,997
Total	$1,713,823	$1,652,885	$1,573,316